Other payables and accruals (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Other payables to selling shareholders of acquired subsidiaries	$ 328,147	2,013,971	950,000
Accrued social welfare payments	331,055	2,031,819	1,201,089
Accrued salaries	1,467,954	9,009,421	6,271,585
Accrued bonus	538,104	3,302,561	2,391,722
Accrued consultation fee	109,733	673,478	906,992
Accrued audit fee	307,145	1,885,074	1,473,552
Receipts in advance	2,711,484	16,641,463	8,146,138
Deposits for franchise	105,084	644,940	744,940
Other tax payable	419,516	2,574,734	2,157,119
Other payables for acquisitions subsidiaries	130,348	800,000	1,000,000
Deposit received from tenants (current)	214,274	1,315,087	356,226
Rental payable	212,580	1,304,688	0
Others	723,448	4,440,078	2,326,029
Other payables and accruals, Total	$ 7,598,872	46,637,314	27,925,392